The Company, basis of presentation and significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2023
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022 (the 2022 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

Recent pronouncements

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the three months ended March 31, 2023 in conformity with IFRS that have to be applied for the interim periods starting on or after January 1, 2023. In the three months ended March 31, 2023, the Company applied the following new standard relevant for its business for the first time:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts (IFRS 17). In June 2020 and December 2021, further amendments were published. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using updated estimates and assumptions that reflect the timing of cash flows and any uncertainty relating to insurance contracts.

The Company provides reinsurance to a health care insurer of end-stage renal diseases. Premium revenue is received throughout the year based on claims experience. For this reinsurance contract, the Company applies the premium allocation approach (PAA) under IFRS 17 as the contract boundary of the cash flows is one year or less. On initial recognition of the liability for incurred claims, the estimation and valuation process remains unchanged as compared to the application of IFRS 4. The subsequent measurement of the insurance liability is based on the estimated cost of settling the claims incurred, but not yet recorded (IBNR). IBNR is estimated using actual paid claim data and applying historical claim completion factors, which may include the effects of both inflationary and socio-economic factors as well as using past experience adjusted for current trends and any other factors that would modify past experience. Regarding the measurement of the liability for the remaining coverage, the liability is equal to the premiums received less any insurance acquisition cash flows. Any insurance acquisition cash flows will be expensed when incurred. The Company does not consider the effects and time value of money when measuring the liability for the remaining coverage as the related cash flows are expected to be paid or received within one year or less from the date the claims are incurred. The Company does not receive any premiums in advance. As a result, the liability for the remaining coverage is zero.

The Company has applied the modified retrospective approach at the date of transition due to the impracticability of collecting cash flow estimations and risk adjustments for non-financial risk at the date of initial recognition of the reinsurance contract. Insurance premium revenues are recognized based upon the passage of time, therefore the pattern of revenue recognition has not changed with the application of IFRS 17. IFRS 17 did not have a material impact on the Company’s accounting for liabilities, net income or retained earnings, specifically as it relates to the Company’s reinsurance contract. For additional information regarding revenues from insurance contracts, see note 3 a) below.

The following table shows a reconciliation the Company’s sole portfolio of insurance contracts, which reconciles the insurance contract receivables (liabilities) as of March 31, 2023 in accordance with IFRS 17 which is recognized in the consolidated balance sheet within Trade accounts and other receivables from unrelated parties:

Insurance contract receivables and liabilities

in € THOUS

	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at Jan 1,	18,085	(1,801)	16,284
Incurred claims and other directly attributable expenses	(108,549)	779	(107,770)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC	(21,222)	—	(21,222)
Claims and other directly attributable expenses paid	—	—	—
Premium revenue	140,396	—	140,396
Foreign currency translation and other changes	(489)	25	(464)
Insurance contract receivables (liabilities) as at March 31,	28,221	(997)	27,224

Recent accounting pronouncements not yet adopted

In the Company’s view, there were no pronouncements issued by the IASB which have not yet been adopted that are expected to have a material impact on the consolidated financial statements.